SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Current assets	$ (15)		$ 38		$ 2
Other assets	(16)		(7)		(27)
Current liabilities	(38)		(44)		37
Long-term liabilities and equity	(9)		(4)		(24)
Total	(78)	[1]	(17)	[1]	(12)	[1]
Non-cash portion of losses from the Company's equity investments	(9)		3		5
Interest, net of amounts capitalized	78		116		82
Income taxes paid (refunded)	$ 261		$ 165		$ (71)

[1]	Updated to reflect first quarter 2012 presentation of cash flows from operating activities.